Basis of Presentation and Summary of Significant Accounting Policies - Net Income (Loss) Per Share of Common Stock (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Denominator:
Weighted-average number of common shares outstanding - basic (in shares)				2,108,472,000	1,909,635,000		1,959,165,000	1,629,821,000
Weighted-average shares used in calculating net loss per share, diluted (in shares)				2,108,472,000	1,909,635,000		1,959,165,000	1,629,821,000
Net loss per common share - basic (usd per share)				$ (39,790)	$ (30,190)		$ (42.59)	$ (42.34)
Net loss per common share - diluted (usd per share)				$ (39,790)	$ (30,190)		$ (42.59)	$ (42.34)
Class A Common stock
Numerator:
Allocation of net loss	$ 995,636	$ 332,524	$ 223,297	$ 844,868		$ 25,974
Denominator:
Weighted-average number of common shares outstanding - basic (in shares)	15,000,000	9,130,435	3,428,571	15,000,000		4,690,909
Weighted-average shares used in calculating net loss per share, diluted (in shares)	15,000,000	9,130,435	3,428,571	15,000,000		4,690,909
Net loss per common share - basic (usd per share)	$ 0.07	$ 0.04	$ 0.07	$ 0.06		$ 0.01
Net loss per common share - diluted (usd per share)	$ 0.07	$ 0.04	$ 0.07	$ 0.06		$ 0.01
Class B Common Stock
Numerator:
Allocation of net loss	$ 248,909	$ 136,573	$ 244,231	$ 211,217		$ 20,764
Denominator:
Weighted-average number of common shares outstanding - basic (in shares)	3,750,000	3,750,000	3,750,000	3,750,000		3,750,000
Weighted-average shares used in calculating net loss per share, diluted (in shares)	3,750,000	3,750,000	3,750,000	3,750,000		3,750,000
Net loss per common share - basic (usd per share)	$ 0.07	$ 0.04	$ 0.07	$ 0.06		$ 0.01
Net loss per common share - diluted (usd per share)	$ 0.07	$ 0.04	$ 0.07	$ 0.06		$ 0.01